AUDREY L. CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

August 15, 2017

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pacific Funds Series Trust
(File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds Series Trust (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 138 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended.

The PEA is filed primarily for the purpose of adding two new series to the Trust, the PF Multi-Asset Fund and the PF Multi-Fixed Income Fund, and related changes in connection with the registration of these two new series.

Information that was not available or final at the time of the filing (e.g., data for portfolio managers regarding other accounts managed) will be included in a Rule 485(b) filing prior to the effective date. As the facing sheet indicates, PEA No. 138 is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

cc: Laurene E. MacElwee, Pacific Life Fund Advisors LLC

     Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

     Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)